General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Salaries and benefits Abstract
Total general and administrative	$ 9,685	$ 8,904	$ 19,089	$ 18,639
Corporate [Member]
Salaries and benefits Abstract
Salaries and benefits	3,912	3,618	8,149	7,298
Depreciation	288	274	575	552
Professional fees	329	769	822	2,284
Business travel	363	29	465	37
Director fees	279	257	601	549
Employer health tax	391	349	708	638
Audit and regulatory	887	833	1,716	1,779
Insurance	529	360	1,035	739
Other	888	724	1,783	1,528
General and administrative before equity settled stock based compensation	7,866	7,213	15,854	15,404
Subsidiaries [member]
Salaries and benefits Abstract
Salaries and benefits	1,149	1,016	2,257	2,046
Depreciation	110	97	216	198
Professional fees	165	168	258	269
Business travel	64	23	68	23
Director fees	50	50	100	100
Insurance	10	11	24	20
Other	271	326	312	579
General and administrative before equity settled stock based compensation	$ 1,819	$ 1,691	$ 3,235	$ 3,235